Income Taxes (Tables)	6 Months Ended
Jun. 30, 2014
Income Taxes [Abstract]
Schedule of deferred tax assets

	June 30, 2014	December 31, 2013
Deferred tax assets:
Net operating loss	$3,556,600	$2,765,600
Stock based compensation	4,248,700	-
Research and development tax credits	197,700	436,300
Accruals	22,900	44,700
Other	2,900	46,000
Valuation allowance	(8,028,800)	(3,292,600)
Total	$-	$-

Reconciliation of the statutory tax rate to the effective tax rate
	Six Month Ended June 30,	Year Ended December,
	2014	2013	2012

Statutory federal income tax rate	34%	34%	34%
State (net of federal benefit)	6.6%	6.6%	6.6%
Non-deductible expenses	(13.1)%	(29.7)%	(18.8)%
Other	(2.3)%	-	-
Change in valuation allowance	(25.2)%	(10.9)%	(21.8)%
Effective income tax rate	0%	0%	0%